Advances to suppliers - forestry partnership programs (Tables)	12 Months Ended
Dec. 31, 2017
Advances to suppliers - forestry partnership programs
Schedule of changes in advances to suppliers

	2017	2016

At the beginning of the year	664,381	630,562
Advances made	71,931	125,041
Wood harvested	(55,692)	(60,702)
Transfers to forests	(35,543)	(30,545)
Foreign exchange	383	25

At the end of the year	645,460	664,381